INCOME TAX (Schedule of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAX [Abstract]
Domestic	$ 3,917	$ 1,359	$ (1,275)
Foreign	(106)	(315)	(451)
Income (loss) before income tax	3,811	1,044	(1,726)
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical tax (benefit) expense	953	251	(432)
Carryforward losses and other deferred taxes for which a full valuation allowance was recorded	(463)	(253)	486
Change in valuation allowance	(1,442)
Others	(54)	27	(4)
Actual income tax	$ (1,006)	$ 25	$ 50